Current maturities of long term loans (Schedule of Current Maturities of Long Term Loans) (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)
Disclosure of detailed information about borrowings [line items]
Current Portion Of Long Term Bank Borrowings	€ 126,180	$ 142,811	€ 10,232
Current maturities of other long term loans	16,401		€ 4,021
Interest rate of other long term loans			5.27%
Consumer price index in Israel [Member]
Disclosure of detailed information about borrowings [line items]
Current Portion Of Long Term Bank Borrowings	€ 2,024		€ 1,762
Linkage terms	Consumer price index in Israel
Borrowings, interest rate	4.65%	4.65%	4.65%
EURIBOR [Member]
Disclosure of detailed information about borrowings [line items]
Current Portion Of Long Term Bank Borrowings	€ 128,204		€ 8,470
Linkage terms	EURIBOR
Current maturities of other long term loans	€ 16,401		€ 4,021
Linkage terms of other long term loans	EURIBOR
Interest rate of other long term loans	5.27%	5.27%
Bottom of range [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			2.00%
Bottom of range [Member] | EURIBOR [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.00%	2.00%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			3.55%
Top of range [member] | EURIBOR [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.55%	3.55%